Provision for contingencies (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Disclosure of other provisions [line items]
Amount of risk in other lawsuits for which no provisions was formed	R$ 58,987	R$ 62,887
Restated amount of risk in other lawsuits for which no provisions was formed	R$ 39,205	38,387
ICMS tax rate	25.00%
Penalty on failure to issue documents	50.00%
Reconciliation of changes in other provisions [abstract]
Balance	R$ 19,588
Additions	8,961	5,467	R$ 10,960
Write-offs	(3,377)	(2,864)
Restatement	621	249
Acquisition of additions	3,136	5,689
Restatement - acquisition		87
Balance	28,929	19,588
Labor
Reconciliation of changes in other provisions [abstract]
Balance	9,203
Additions	2,104	4,013
Write-offs	(2,305)	(2,115)
Restatement	424	151
Acquisition of additions	3,136	1,392
Restatement - acquisition		(629)
Balance	12,562	9,203	6,391
Civil
Reconciliation of changes in other provisions [abstract]
Balance	1,627
Additions	1,300	1,256
Write-offs	(748)	(749)
Restatement	196	98
Balance	2,375	1,627	1,022
Tax
Reconciliation of changes in other provisions [abstract]
Balance	8,758
Additions	5,557	198
Write-offs	(324)
Restatement	1
Acquisition of additions		4,297
Restatement - acquisition		716
Balance	R$ 13,992	R$ 8,758	R$ 3,547